Exhibit 99.21

Rating Agency Exceptions Report: 9/19/2022
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Customer Loan ID	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXXXX	XXXXXXXXXX	0004	CA	Refi - Cash Out	Owner Occupied	PUD	38.31	757	65.00%	XXXXXXXXXX	207396	Credit	Credit - Inquiries	Credit report reflects inquiries that are not addressed/explained.	08/03/2021 Document provided to cure.	Credit Score - The borrower has a FICO of 757 which is 17 points above the required 740., Months Of Reserves - The borrower has 36.27 months of reserves.	Cleared Exception	C	C	C	C	A	A	A	A	1
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